Long Term Deposit and Prepayment - Schedule of Long Term Deposit and Prepayment (Details)	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Long Term Deposit and Prepayment [Abstract]
Rental deposit
Prepayment of consulting fee	500,000	64,210	500,000
Total	$ 500,000	$ 64,210	$ 500,000